Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of year end balances with related parties

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

(i) Due from related parties
Alibaba Group and Tencent Group	66,641	45,162	81,496	93,668
Others*	48,598	52,727	415,778	260,043
	115,239	97,889	497,274	353,711

(ii) Due to related parties
Alibaba Group and Tencent Group	140,557	198,102	263,646	236,156
Others	108,845	41,361	67,727	179,082
	249,402	239,463	331,373	415,238
*

The Group entered into loan agreements with certain investees. Pursuant to these agreements, the Group’s loan receivable balance was nil, RMB35,535, RMB314,573, and RMB200,312 as of January 1, 2022, December 31, 2022, 2023, and 2024, respectively.

Summary of Key management compensation

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Fees	408	—	—
Basic salaries, bonuses, social security and others	46,825	44,650	36,605
Pension costs – defined contribution plans	533	530	357
Share-based compensation expenses	522,314	372,708	281,298
Total	570,080	417,888	318,260